Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

15 Inventories

	2023	2022	2021
	$m	$m	$m
Raw materials and consumables	1,531	1,422	1,755
Inventories in process	2,325	1,864	5,216
Finished goods and goods for resale	1,568	1,413	2,012
Inventories	5,424	4,699	8,983

The Group recognised $6,038m (2022: $9,618m; 2021: $9,640m) of inventories as an expense within Cost of sales during the year.

Inventory write-downs in the year amounted to $574m (2022: $479m; 2021: $552m), principally arising from the reassessment of usage or demand expectations prior to inventory expiration.